Current Taxes and Deferred Taxes - Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Financial instruments at fair value through other comprehensive income	$ (5,926)	$ (2,172)
Available for sale investments			$ (3,333)
Hedge of a net investment in foreign operations	14,373	10,565	(14,211)
Cash flow hedge	(162)	(1,669)	44
Total charge to other comprehensive income	8,285	6,724	(17,500)
Income tax relating to defined benefit obligation	1,542	(44)	(6)
Total charge to other comprehensive income	$ 1,542	$ (44)	$ (6)